INCOME TAX (Details) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Tax benefit at federal statutory rate			34.00%	34.00%
State tax expense, net of federal benefit			5.60%	5.60%
Change in valuation allowance			(39.60%)	(39.60%)
Effective tax rate			0.00%	0.00%
Income tax expense at statutory rate (in Dollars)			$ (1,099,282)	$ (635,053)
Valuation allowance (in Dollars)			1,099,282	635,053
Income tax expense (in Dollars)	$ 0	$ 0	$ 0	$ 0